As filed with the Securities and Exchange Commission on October 25, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22428

Cushing MLP Funds Trust
(Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2011

Item 1. Schedule of Investments.

The Cushing MLP Premier Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2011

	Shares	Fair Value
Master Limited Partnerships and Related Companies - 96.3% (1)
Coal - 9.3% (1)
United States - 9.3% (1)
Alliance Resource Partners, L.P.	31,500	$2,263,905
Natural Resource Partners, L.P.	86,700	2,503,896
Oxford Resource Partners, L.P.	124,349	2,404,910
Penn Virginia Resources Partners, L.P.	121,500	3,144,420
		10,317,131
Crude/Natural Gas Production - 16.8% (1)
United States - 16.8% (1)
Breitburn Energy Partners, L.P.	196,000	3,624,040
EV Energy Partners, L.P.	76,500	5,269,320
Legacy Reserves, L.P.	111,400	3,070,184
Linn Energy, LLC	100,600	3,807,710
SandRidge Permian Trust	150,000	2,827,500
		18,598,754
Crude/Refined Products Pipelines and Storage - 21.1% (1)
United States - 21.1% (1)
Buckeye Partners, L.P.	56,700	3,570,966
Enbridge Energy Partners, L.P.	141,000	4,018,500
Genesis Energy, L.P.	176,900	4,378,275
Kinder Morgan Energy Partners, L.P.	38,200	2,680,112
Magellan Midstream Partners, L.P.	48,400	2,902,548
Plains All American Pipeline, L.P.	52,400	3,177,012
Sunoco Logistics Partners, L.P.	30,300	2,598,225
		23,325,638
Natural Gas/Natural Gas Liquid Pipelines and Storage - 26.6% (1)
United States - 26.6% (1)
Boardwalk Pipeline Partners, L.P.	113,000	2,836,300
El Paso Pipeline Partners, L.P.	112,900	4,153,591
Energy Transfer Equity, L.P.	96,200	3,678,688

Energy Transfer Partners, L.P.	88,900	4,005,834
Enterprise Products Partners, L.P.	95,200	4,012,680
ONEOK Partners, L.P.	63,900	2,777,094
Spectra Energy Partners, L.P.	92,000	2,672,600
TC Pipelines, L.P.	63,000	2,746,800
Williams Partners, L.P.	46,500	2,519,370
		29,402,957
Natural Gas Gathering/Processing - 22.4% (1)
United States - 22.4% (1)
Chesapeake Midstream Partners, L.P.	104,600	2,915,202
Crosstex Energy, Inc.	50,000	584,500
Crosstex Energy, L.P.	206,000	3,376,340
DCP Midstream Partners, L.P.	105,000	4,070,850
MarkWest Energy Partners, L.P.	68,100	3,272,205
Regency Energy Partners, L.P.	179,100	4,276,908
Targa Resources Partners, L.P.	120,900	4,146,870
Western Gas Partners LP	60,300	2,190,096
		24,832,971
Shipping - 0.1% (1)
Republic of the Marshall Islands - 0.1% (1)
Capital Product Partners, L.P.	8,800	59,840
		59,840

Total Master Limited Partnerships and Related Companies (Cost $106,629,700)		$106,537,291

Short-Term Investments - Investment Companies - 3.7% (1)
United States - 3.7% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.00% (2)	812,927	$812,927
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (2)	812,927	812,927
Fidelity Money Market Portfolio - Institutional Class, 0.11% (2)	812,928	812,928
First American Government Obligations Fund - Class Z, 0.00% (2)	812,927	812,927
First American Treasury Obligations Fund - Class Z, 0.00% (2)	812,927	812,927
Total Short-Term Investments (Cost $4,064,636)		$4,064,636

Total Investments - 100.0% (1) (Cost $110,694,336)		$110,601,927
Liabilities in Excess of Other Assets - (0.0)% (1)		(7,142)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$110,594,785
(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2) Rate reported is the current yield as of August 31, 2011.

Tax Basis

The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows:

Cost of investments	$110,541,752
Gross unrealized appreciation	$3,647,324
Gross unrealized depreciation	(3,587,149)
Net unrealized appreciation	$60,175

Fair Value Measurements

Various inputs that are used in determining the fair value of the Cushing MLP Premier Fund’s (the “Fund”) investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2011	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Companies (a)	$ 106,537,291	$ 106,537,291	$ -	$ -
Total Equity Securities	106,537,291	106,537,291	-	-
Other
Short-Term Investments	4,064,636	4,064,636	-	-
Total Other	4,064,636	4,064,636	-	-
Total	$ 110,601,927	$ 110,601,927	$ -	$ -

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the fiscal quarter ended August 31, 2011.

There were no transfers between Levels during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cushing MLP Funds Trust

By (Signature and Title) /s/ Jerry V. Swank
 Jerry V. Swank, President

Date 10/21/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jerry V. Swank
 Jerry V. Swank, President

Date 10/21/11

By (Signature and Title) /s/ John H. Alban
 John H. Alban, Treasurer

Date 10/21/11